Stockholders’ Equity (Details Narrative) $ / shares in Units, $ in Millions			6 Months Ended
	Jul. 18, 2023 USD ($) $ / shares shares	May 15, 2023 ₪ / shares	Jun. 30, 2024 shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of ordinary shares	380,000
Proceeds from issuance of ordinary shares | $	$ 6.2
Pre-Funded Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants shares	5,220,000		4,290,000
Number of warrants to purchase shares	5,220,000
Purchase price | $ / shares	$ 1.249
Warrants exercise price | $ / shares	$ 0.001
Warrants exercised into ordinary shares			4,286,405
Investor Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants shares	5,600,000
Number of warrants to purchase shares	5,600,000
Purchase price | $ / shares	$ 1.25
Warrants exercise price | $ / shares	$ 1.25
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stockholders' Equity, Reverse Stock Split		1-for-15
Common Stock, No Par Value | ₪ / shares		₪ 0.01
Sale of Stock, Price Per Share | ₪ / shares		₪ 0.15